Real Estate And Accumulated Depreciation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Beginning Balance	$ 13,749	$ 13,076	$ 13,115
Additions:
Acquisitions	1,155	532	2
Capital expenditures and transfers from construction-in-progress	338	161	326
Deductions:
Dispositions and other	(214)	(20)	(265)
Impairments	(8)		(94)
Assets held-for-sale			(8)
Ending Balance	15,020	13,749	13,076
Beginning Balance	3,834	3,404	3,075
Depreciation and amortization	496	450	451
Dispositions and other	(24)	(20)	(121)
Depreciation on assets held-for-sale			(1)
Ending Balance	4,306	3,834	3,404
Cost of real estate for federal income tax purposes	$ 10,570